Notes Payable (Parenthetical) (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Debt Instrument [Line Items]
Advances with the FHLB, interest rate range from		0.36%
Advances with the FHLB, interest rate range to		0.44%
Advances with the FHLB, interest rate	0.31%
Notes payable, maturity date range end	paying interest monthly at a floating rate of 3.00% over the 10-year U.S. Treasury note rate
Debt Instrument Interest U S Treasury Note Rate	1.88%	3.30%
Fixed Rate 066 To 495 Percent Advances Due 2012 To 2021 [Member]
Debt Instrument [Line Items]
Advances with the FHLB, earliest maturity	2012	2011
Advances with the FHLB, latest maturity	2021	2014
Advances with the FHLB, interest rate range from	0.66%	3.52%
Advances with the FHLB, interest rate range to	4.95%	4.95%
Fixed Rate 525 To 786 Percent Term Notes Due 2012 To 2016 [Member]
Debt Instrument [Line Items]
Notes payable, maturity date range start	2012	2012
Notes payable, maturity date range end	2016	2016
Notes payable, interest rate range maximum	5.25%	5.25%
Notes payable, interest rate range maximum	7.86%	13.00%
Floating Rate 300 Percent Term Notes Due 2012 To 2013 [Member]
Debt Instrument [Line Items]
Notes payable, maturity date range start	2012	2011
Notes payable, maturity date range end	2013	2013
Fixed Rate 6125 To 8327 Percent Junior Subordinated Deferrable Interest Debentures Due 2027 To 2034 [Member]
Debt Instrument [Line Items]
Notes payable, maturity date range start	2027	2027
Notes payable, maturity date range end	2034	2034
Notes payable, interest rate range maximum	6.125%	6.125%
Notes payable, interest rate range maximum	8.327%	8.327%
Fixed Rate 500 Percent Until December 2013 And 900 Percent Thereafter Junior Subordinated Deferrable Interest Debentures With No Stated Maturity [Member]
Debt Instrument [Line Items]
Notes payable, gross	936,000	936,000
Notes payable, maturities	no stated maturity	no stated maturity
Notes Payable, interest rate term	a fixed interest rate of 5.00% until, but excluding December 5, 2013 and 9.00% thereafter	a fixed interest rate of 5.00% until, but excluding December 5, 2013 and 9.00% thereafter
Junior subordinates debentures, discount	465,963	491,019
Three Month L I B O R [Member]
Debt Instrument [Line Items]
L I B O R Interest Rate Floor	0.58%	0.30%
Federal Deposit Insurance Corporation [Member] | Fixed Rate 250 Percent Notes Due April 2015 [Member]
Debt Instrument [Line Items]
Notes payable, interest rate	2.50%	2.50%